Debentures, Related Parties (Details Narrative)									9 Months Ended		12 Months Ended
	Nov. 17, 2021	Nov. 02, 2021	Jul. 21, 2020 $ / shares shares	Jul. 21, 2020 USD ($) $ / shares	Sep. 27, 2019	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 02, 2017	Sep. 30, 2013 USD ($)	May 31, 2022 USD ($) shares	May 31, 2021 shares	Aug. 31, 2021 USD ($)	Dec. 14, 2021	Dec. 11, 2020 $ / shares	Aug. 31, 2020 USD ($)	Sep. 30, 2013 CAD ($)
Short-Term Debt [Line Items]
Debentures, outstanding									$ 981,337		$ 982,205			$ 952,058
Debt interest rate	1.00%											5.00%		10.00%
Debt due date	May 17, 2022										Sep. 01, 2022
Debt converted, shares issued | shares			15,091						8,270,812	4,308,591
Debt conversion price | $ / shares			$ 15.00	$ 15.00									$ 3.65
Repayment of related party debt				$ 267,768
Five Debentures [Member]
Short-Term Debt [Line Items]
Debentures, outstanding								$ 6,225,163							$ 6,402,512
Debt interest rate								8.00%							8.00%
Debt due date		Dec. 01, 2023			Sep. 30, 2021		Sep. 30, 2019	Sep. 30, 2016
Five Debentures [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Debt due date		Dec. 01, 2023
Debentures [Member]
Short-Term Debt [Line Items]
Debentures, outstanding						$ 3,894,809
Percentage of debt converted						75.00%
Accrued interest						$ 414,965
Debt converted, shares issued | shares						1,047,588
Debt conversion, description						The per share price used for the conversion of each debenture was $4.11 which was determined as the average price of the five (5) trading days immediately preceding the date of conversion with a 10% premium added to the calculated per share price.
Debt conversion price | $ / shares						$ 4.11